Acquisition and Deconsolidation of Subsidiary (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended										0 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	18 Months Ended					0 Months Ended		12 Months Ended		18 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		18 Months Ended				12 Months Ended		18 Months Ended							6 Months Ended	12 Months Ended	18 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jan. 31, 2013	Sep. 13, 2012	Sep. 30, 2011	Jan. 02, 2011	Dec. 31, 2010	Aug. 31, 2010	Aug. 06, 2010	Sep. 13, 2012 Digital Communications [Member]	Sep. 13, 2012 Digital Communications [Member] Promissory Note [Member]	Sep. 17, 2012 TNS [Member]	Jun. 30, 2013 TNS [Member]	Dec. 31, 2012 TNS [Member]	Dec. 31, 2012 TNS [Member]	Dec. 31, 2011 TNS [Member]	Jan. 02, 2011 TNS [Member]	Dec. 31, 2010 TNS [Member]	Sep. 17, 2012 TNS [Member] Series F Preferred Stock [Member]	Dec. 31, 2012 TNS [Member] Series F Preferred Stock [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ADEX Entities [Member]	Dec. 31, 2012 ADEX Entities [Member]	Jun. 30, 2013 ADEX Entities [Member]	Dec. 31, 2011 ADEX Entities [Member]	Jan. 02, 2011 ADEX Entities [Member]	Dec. 31, 2010 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 ADEX Entities [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 31, 2011 ERFS [Member]	Dec. 31, 2012 ERFS [Member]	Jun. 30, 2013 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Jan. 02, 2011 ERFS [Member]	Dec. 31, 2010 ERFS [Member]	Dec. 17, 2012 ERFS [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 ERFS [Member] Series I Preferred Stock [Member]	Aug. 22, 2011 Tropical Communications, Inc. [Member]	Dec. 31, 2012 Tropical Communications, Inc. [Member]	Dec. 31, 2011 Tropical Communications, Inc. [Member]	Dec. 31, 2012 Tropical Communications, Inc. [Member]	Jun. 30, 2013 Tropical Communications, Inc. [Member]	Jan. 02, 2011 Tropical Communications, Inc. [Member]	Dec. 31, 2010 Tropical Communications, Inc. [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Dec. 31, 2012 RM Engineering [Member]	Jun. 30, 2013 RM Engineering [Member]	Dec. 29, 2011 RM Engineering [Member]	Jan. 02, 2011 RM Engineering [Member]	Dec. 31, 2010 RM Engineering [Member]	Dec. 31, 2011 RM Leasing [Member]	Dec. 29, 2011 RM Leasing [Member]	Jun. 30, 2013 RM Engineering and RM Leasing [Member]	Dec. 31, 2011 RM Engineering and RM Leasing [Member]	Dec. 31, 2012 RM Engineering and RM Leasing [Member]	Dec. 31, 2011 RM Engineering and RM Leasing [Member] Promissory Note [Member]	Apr. 15, 2013 AWS Entities	Jun. 30, 2013 AWS Entities	Dec. 31, 2012 AWS Entities	Dec. 31, 2012 ADEX and TNS
Acquisitions and Deconsolidation of Subsidiary (Textual)
Percentage of outstanding shares of common stock sold																60.00%
Payments to Acquire Businesses, Gross																					$ 700,000								$ 12,819,594																									$ 101,098									$ 101,000			$ 500,000
Promissory Notes																												2,378,668	2,378,668																								200,000												2,107,804
Aggregate principal amount of note								210,000	27,500	125,000	180,000						125,000										2,378,668																																					200,000
Maturity period of notes																																																														6 months
Gain on deconsolidation																528,000
Amount of promissory note written off																125,000
Amount of receivables written off on deconsolidation																880,000
Company funded cash flow amount																179,000
Written down value of cash flow																0
Common shares issued for acquisition																		10,000							4,150																		4,500		2,000																	15,000
Per share value of common stock in acquisition																																													$ 27.68																	$ 1.524
Fair value of the shares issued for acquisition																		4,026,822																									4,187,151		55,360
Contingent shares subject to cancellation																		575
Number of shares granted																		10,000
Value of earn out provision																																													15,320	15,320															89,740	127,385
Cash paid to entity for acquisition																					700,000								12,819,594																									101,098									101,000			500,000
Membership interests acquired																		100.00%																						100.00%					100.00%											49.00%			100.00%	100.00%
Description of purchase consideration																			The purchase consideration for TNS was $5,486,372, which was comprised of (i) $700,000 in cash, (ii) 10,000 shares of common stock of the Company, (iii) additional shares of common stock of the Company to be issued upon the completion by the Company of an underwritten public offering, which shares were valued at the acquisition date at $259,550, were recorded as a liability as of such date and the number of which shares will be determined by dividing $200,000 by the price per share of the common stock in the offering, and (iv) 4,150 shares of Series F Preferred Stock of the Company, which shares were valued at $4,026,822 and of which shares 575 shares (the "Contingent Shares") are contingent as they are subject to cancellation in whole or in part if TNS does not meet certain operating results for the year ending September 30, 2013 and have been classified as a liability in the amount of $557,933 on the balance sheet as the contingent consideration is not indexed to the Company's stock because it is an obligation for a variable number of shares.
Percentage of ownership after sale of stock transaction																40.00%
Remaining Membership Interest																																																								51.00%
Purchase price for remaining Membership Interest																																																								1
Contingent consideration/working capital adjustment				15,320														259,550		259,550	259,550					557,933		2,123,210	2,123,210							2,100,000		2,100,000		2,100,000							15,320		0				126,287		0										2,510,746
Total purchase price																		5,486,372		5,486,372	5,486,372						17,321,472	17,321,472	17,321,472							6,287,151		6,287,151		6,287,151							70,680						555,767									555,767			8,760,097
Exercise price of rights per share beginning on March 17, 2014				18.75		1.25							18.75	75.00	75.00			50.00																																			150.00									150.00
Redemption Period																										20 days
Maximum value of preferred stock can be redeemed																																											750,000
Description for redemption period																										November 27, 2012, with the redemption to occur within 20 days of such request.																		On or after March 31, 2013.
Number of aggregate preferred stock redeemable on demand																										3,000
Additional preferred stock redeemable on demand																										575
Description for redemption period for additional shares																										Beginning on September 17, 2013.
Additional preferred stock redeemable on demand one																										575
Description for redemption period for additional shares one																										Beginning on September 17, 2014.
Cash paid equal to net working capital																											1,332,668
Amount of contingent consideration																		259,550							557,933		2,123,210													2,100,000													127,385
Number of shares issued to secure payment																																		1,500
Description for additional consideration																												As additional consideration, the Company agreed to pay the ADEX sellers an amount of cash equal to the product of 0.75 (the "Multiplier") multiplied by the adjusted EBITDA of the ADEX Entities for the twelve months beginning October 1, 2012, (the "Forward EBITDA").																As additional consideration, the Company agreed to pay the ERFS seller 1.5 times EBITDA for the twelve-month period from January 1, 2013 through December 31, 2013, provided that the EBITDA for such twelve-month period exceeds the EBITDA for the twelve month period prior to closing by $10,000.			As additional consideration, the Company will issue additional shares of common stock in the Company based on a formula tied to the future earnings of Tropical. The contingent consideration to be paid to the former owners of Tropical was as follows: 50% of the net income of Tropical for the eighteen months following the acquisition, along with warrants with an exercise price of $150.00 per share for up to 1,000 shares of Company common stock for each $500,000 of EBITDA generated by Tropical in the two years after the date of acquisition.					Additional compensation will be paid in form of an earn-out, as well as cashless exercise warrants with an exercise price of $150.00 per share for up to 1,000 additional shares for each $500,000 in net income generated by the Company during the 24 months following closing.	The purchase price also included earn-out, as well as cashless exercise warrants with an exercise price of $150.00 per share for up to 1,000 additional shares for each $500,000 in net income generated by the Company during the twenty-four months following closing.									The purchase consideration also included an earn-out, which included cashless exercise warrants with an exercise price of $150.00 per share for up to 1,000 additional shares for each $500,000 in net income generated by the Company during the twenty-four months following closing.
Description of forward Ebitda adjustment																												If the Forward EBITDA is less than $2,731,243, the Multiplier shall be adjusted to 0.50, and if the Forward EBITDA is greater than $3,431,243, the Multiplier shall be adjusted to 1.0. The Company also agreed to pay the ADEX sellers an amount of cash equal to the amount, if any, by which the Forward EBITDA is greater than $3,081,243.
Forward EBITDA adjusted multiplier as per condition																												0.75
Forward EBITDA in condition one																												2,731,243
Forward EBITDA adjusted multiplier in condition one																												0.50
Forward Ebitda in condition two																												3,431,243
Forward EBITDA adjusted multiplier in condition two																												1.0
Amount of Ebitda in which company agreed to pay																												3,081,243
Number of shares reserved																																		2,000	2,000
Revenue contribution																																															450,000
Operating loss including depreciation and amortization																																															191,000
Goodwill				24,619,457		20,561,980	343,986												4,002,654	4,002,654	4,002,654							10,474,212	10,474,212	10,474,212						5,741,128		5,741,128	5,741,128						174,746	174,746	174,746	174,746	174,746			169,240	169,240	169,240	169,240							169,000	4,000,000		5,700,000
Net of cash acquired																		4,000,000		17,943	17,943						10,500,000	12,221	12,221							22,432		22,432									2,903						54,255
Acquisition related cost recorded as general and administrative expense																			81,836									152,189
Repayment of debt due from acquiree to lender																											1,241,000
Amortization of intangible assets, customer lists and non-compete agreements	39,314	15,922	15,922	415,866	31,044	235,091	0																													597,375	597,375																													134,682,000	461,767,000	397,662,000
Interest expense on the cash portion of purchase price borrowed																																				1,560,000	1,560,000
Amount of note issued																											1,046,000
Amount of note issued one																											1,332,668
Gain on disposition of subsidiary						(50,539)
Description of contingent consideration minimum range																												Event ADEX has zero or negative EBITDA.								Event ERFS EBITDA for the 12 months following closing is less than $10,000 over the 12 months period prior to closing											Event Tropical has zero or negative net income.						Event RM Engineering has zero or negative net income.
Description of contingent consideration maximum range																												There is no cap on the amount that may be earned.								There is no cap on the amount that may be earned.											There was no cap on the amount that may be earned.						There is no cap on the amount that may be earned.
Contingent consideration, minimum range																												0								0											0						0
Number of shares value classified as contingent consideration, shares																									575
Percentage of EBITDA to be paid as a contingent consideration																				20.00%
Contingent consideration to be paid for each of three years																				Greater than $1,275,000
Percentage of net income to be paid as a contingent consideration																																															50.00%						50.00%
Contingent consideration, maximum range																												Unlimited								Unlimited											Unlimited						Unlimited
Common Stock, Value, Issued				461		49	32																																																										2,607,804
Business Combination, Acquisition Related Costs						290,766	290,766																																																										107,700
Debt Instrument, Periodic Payment, Principal																																																																	1,033,743
Interest expense																																																																				1,335,967,000
General and administrative				3,016,809	759,036	3,788,015	1,251,102																																																													613,000,000
Income tax benefit expense				(286,526)		(2,800,972)																																																												153,751,000	324,963,000
Income tax benefit expense on notes payable						$ 593,045,000